THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (71.80%)
COMMUNICATIONS (0.97%)
Media (0.97%)
Take-Two Interactive Software, Inc. (a)	29,804	$5,528,940

TOTAL COMMUNICATIONS		5,528,940

CONSUMER DISCRETIONARY (10.78%)
Consumer Discretionary Products (4.24%)
Gentex Corp.	448,746	11,631,496
Gentherm, Inc. (a)	45,847	1,749,063
LGI Homes, Inc. (a)	62,080	5,542,502
Under Armour, Inc. , Class A(a)	620,911	5,184,607
		24,107,668

Consumer Discretionary Services (3.74%)
Royal Caribbean Cruises, Ltd.	68,102	18,155,993
Strategic Education, Inc.	31,772	3,120,964
		21,276,957

Retail & Whsle - Discretionary (2.80%)
Floor & Decor Holdings, Inc. , Class A(a)	107,236	10,734,324
Stitch Fix, Inc. , Class A(a)	1,100,085	5,181,400
		15,915,724

TOTAL CONSUMER DISCRETIONARY		61,300,349

ENERGY (6.73%)
Oil & Gas (6.73%)
Core Laboratories, Inc.	368,044	6,245,707
Coterra Energy, Inc.	611,732	16,957,211
Expand Energy Corp.	148,042	15,041,067
		38,243,985

TOTAL ENERGY		38,243,985

HEALTH CARE (5.54%)
Health Care (5.54%)
Align Technology, Inc. (a)	58,575	12,834,368
Intuitive Surgical, Inc. (a)	27,943	15,980,043
Myriad Genetics, Inc. (a)	122,977	1,558,119
Progyny, Inc. (a)	48,731	1,129,097
		31,501,627

TOTAL HEALTH CARE		31,501,627

INDUSTRIALS (11.51%)
Industrial Products (7.28%)
Cognex Corp.	329,240	13,136,676
Generac Holdings, Inc. (a)	37,170	5,550,596
Graco, Inc.	44,876	3,777,213
Proto Labs, Inc. (a)	163,234	6,811,755
Snap-on, Inc.	34,164	12,133,344
		41,409,584

		Value
	Shares	(Note 2)
INDUSTRIALS (continued)
Industrial Services (4.23%)
Alarm.com Holdings, Inc. (a)	228,062	$13,836,522
Landstar System, Inc.	32,464	5,345,522
MSC Industrial Direct Co., Inc. , Class A	60,261	4,845,587
		24,027,631

TOTAL INDUSTRIALS		65,437,215

MATERIALS (0.75%)
Materials (0.75%)
Simpson Manufacturing Co., Inc.	25,455	4,276,440

TOTAL MATERIALS		4,276,440

TECHNOLOGY (35.52%)
Software & Tech Services (7.21%)
Akamai Technologies, Inc. (a)	156,081	15,592,492
Autodesk, Inc. (a)	37,883	11,794,493
DoubleVerify Holdings, Inc. (a)	107,129	2,207,929
Intuit, Inc.	15,455	9,296,337
Paychex, Inc.	14,215	2,099,129
		40,990,380

Tech Hardware & Semiconductors (28.31%)
Arista Networks, Inc. (a)	164,357	18,938,857
Dolby Laboratories, Inc. , Class A	130,365	10,915,462
Garmin, Ltd.	99,448	21,465,851
InterDigital, Inc.	89,796	16,430,872
IPG Photonics Corp. (a)	50,646	3,713,871
Microchip Technology, Inc.	170,003	9,231,163
Plexus Corp. (a)	127,102	18,011,625
Power Integrations, Inc.	159,247	9,924,273
Pure Storage, Inc. , Class A(a)	404,911	27,448,917
Semtech Corp. (a)	200,015	13,393,004
Super Micro Computer, Inc. (a)	299,660	8,546,303
Viasat, Inc. (a)	309,039	2,972,955
		160,993,153

TOTAL TECHNOLOGY		201,983,533

TOTAL COMMON STOCKS
(Cost $295,680,612)		$408,272,089

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (19.62%)
COMMUNICATIONS (0.50%)
Wireless Telecommunications Services (0.50%)
AT&T, Inc.
4.350%03/01/2029	$1,582,000	$1,553,095
Verizon Communications, Inc.
4.329%09/21/2028	1,294,000	1,276,829

TOTAL COMMUNICATIONS		2,829,924

CONSUMER DISCRETIONARY (1.38%)
Airlines (0.22%)
Southwest Airlines Co.
3.450%11/16/2027	1,274,000	1,228,341

Consumer Services (0.21%)
Cintas Corp. No 2
6.150%08/15/2036	1,150,000	1,212,800

	Principal	Value
	Amount	(Note 2)
CONSUMER DISCRETIONARY (continued)
Restaurants (0.27%)
Starbucks Corp.
4.000%11/15/2028	$1,570,000	$1,530,079

Retail - Consumer Discretionary (0.68%)
Advance Auto Parts, Inc.
3.900%04/15/2030	1,420,000	1,279,480
Amazon.com, Inc.
5.200%12/03/2025	1,035,000	1,040,687
Lowe's Cos., Inc.
6.650%09/15/2037	1,400,000	1,539,016

TOTAL CONSUMER DISCRETIONARY		7,830,403

CONSUMER STAPLES (1.00%)
Consumer Products (0.22%)
Clorox Co.
3.100%10/01/2027	1,300,000	1,250,616

Food & Beverage (0.50%)
Hormel Foods Corp.
1.700%06/03/2028	1,400,000	1,274,861
Keurig Dr Pepper, Inc.
5.300%03/15/2034	1,575,000	1,574,659
		2,849,520

Mass Merchants (0.28%)
Costco Wholesale Corp.
1.600%04/20/2030	1,820,000	1,565,178

TOTAL CONSUMER STAPLES		5,665,314

ENERGY (2.99%)
Exploration & Production (0.40%)
ConocoPhillips Co.
3.350%05/15/2025	1,100,000	1,094,591
Devon Energy Corp.
5.850%12/15/2025	1,200,000	1,208,755
		2,303,346

Integrated Oils (0.27%)
BP Capital Markets America, Inc.
4.893%09/11/2033	1,593,000	1,546,072

Pipeline (1.77%)
Eastern Energy Gas Holdings LLC, Series B
3.000%11/15/2029	1,750,000	1,595,675
El Paso Natural Gas Co. LLC
7.500%11/15/2026	1,000,000	1,047,090
Energy Transfer LP
5.250%04/15/2029	1,545,000	1,552,721
Enterprise Products Operating LLC
3.125%07/31/2029	1,690,000	1,576,420
MPLX LP
2.650%08/15/2030	1,793,000	1,578,806
ONEOK, Inc.
6.875%09/30/2028	1,082,000	1,145,699
Williams Cos., Inc.
5.150%03/15/2034	1,590,000	1,548,332
		10,044,743

Refining & Marketing (0.55%)
Phillips 66
2.150%12/15/2030	1,878,000	1,605,648

	Principal	Value
	Amount	(Note 2)
ENERGY (continued)
Refining & Marketing (continued)
Valero Energy Corp.
6.625%06/15/2037	$1,420,000	$1,510,646
		3,116,294

TOTAL ENERGY		17,010,455

FINANCIALS (3.09%)
Banks (0.47%)
US Bancorp, Series DMTN
3.000%07/30/2029	1,739,000	1,597,909
Wachovia Corp.
7.574% 08/01/2026 (b)	1,015,000	1,054,366
		2,652,275

Commercial Finance (0.28%)
GATX Corp.
5.450%09/15/2033	1,585,000	1,594,776

Consumer Finance (0.41%)
American Express Co.
3.300%05/03/2027	1,206,000	1,172,715
Capital One Financial Corp.
4.200%10/29/2025	1,150,000	1,144,578
		2,317,293

Diversified Banks (0.77%)
Bank of America Corp., Series L
4.183%11/25/2027	1,595,000	1,571,575
Citigroup, Inc.
6.875%03/05/2038	1,370,000	1,521,786
JPMorgan Chase & Co.
4.125%12/15/2026	1,290,000	1,279,990
		4,373,351

Financial Services (0.44%)
Morgan Stanley
5.000%11/24/2025	1,030,000	1,032,220
Northern Trust Corp.
3M CME Term SOFR + 1.131% 05/08/2032 (c)	1,560,000	1,500,339
		2,532,559

Life Insurance (0.21%)
Principal Financial Group, Inc.
3.100%11/15/2026	1,223,000	1,190,186

Real Estate (0.51%)
Simon Property Group LP
2.450%09/13/2029	1,775,000	1,597,915
Welltower OP LLC
4.125%03/15/2029	1,349,000	1,309,564
		2,907,479

TOTAL FINANCIALS		17,567,919

HEALTH CARE (1.50%)
Health Care Facilities & Services (0.55%)
CVS Health Corp.
3.250%08/15/2029	1,695,000	1,558,588
Quest Diagnostics, Inc.
6.400%11/30/2033	1,455,000	1,564,336
		3,122,924

	Principal	Value
	Amount	(Note 2)
HEALTH CARE (continued)
Medical Equipment & Devices Manufacturing (0.49%)
Agilent Technologies, Inc.
2.300%03/12/2031	$1,865,000	$1,596,420
GE HealthCare Technologies, Inc.
5.600%11/15/2025	1,200,000	1,207,332
		2,803,752

Pharmaceuticals (0.46%)
Astrazeneca Finance LLC
1.750%05/28/2028	1,742,000	1,589,515
Bristol-Myers Squibb Co.
6.800%11/15/2026	1,000,000	1,041,753
		2,631,268

TOTAL HEALTH CARE		8,557,944

INDUSTRIALS (2.74%)
Aerospace & Defense (0.71%)
General Dynamics Corp.
3.500%05/15/2025	1,100,000	1,096,837
L3Harris Technologies, Inc.
5.350%06/01/2034	1,470,000	1,467,294
RTX Corp.
4.450%11/16/2038	1,635,000	1,462,046
		4,026,177

Electrical Equipment Manufacturing (0.26%)
Hubbell, Inc.
2.300%03/15/2031	1,740,000	1,491,139

Engineering & Construction (0.13%)
Fluor Corp.
4.250%09/15/2028	774,000	743,677

Industrial Other (0.27%)
Emerson Electric Co.
2.000%12/21/2028	1,700,000	1,543,582

Railroad (0.28%)
Union Pacific Corp.
2.400%02/05/2030	1,770,000	1,584,258

Transportation & Logistics (0.55%)
FedEx Corp.
2.400%05/15/2031	1,833,000	1,565,443
United Parcel Service, Inc.
6.200%01/15/2038	1,430,000	1,533,201
		3,098,644

Waste & Environment Services & Equipment (0.54%)
Republic Services, Inc.
2.300%03/01/2030	1,757,000	1,554,624
Waste Management, Inc.
7.000%07/15/2028	1,413,000	1,521,942
		3,076,566

TOTAL INDUSTRIALS		15,564,043

MATERIALS (0.27%)
Chemicals (0.27%)
Dow Chemical Co.
7.375%11/01/2029	1,408,000	1,545,361

	Principal	Value
	Amount	(Note 2)
MATERIALS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.
4.725%11/15/2028	$14,000	$14,004
		1,559,365

TOTAL MATERIALS		1,559,365

UTILITIES (6.15%)
Utilities (6.15%)
Ameren Corp.
1.750%03/15/2028	1,750,000	1,589,495
Appalachian Power Co., Series AA
2.700%04/01/2031	1,494,000	1,303,211
Arizona Public Service Co.
5.550%08/01/2033	1,510,000	1,514,199
Black Hills Corp.
3.050%10/15/2029	1,754,000	1,607,862
CenterPoint Energy, Inc.
4.250%11/01/2028	1,231,000	1,196,579
CMS Energy Corp.
3.450%08/15/2027	1,333,000	1,293,660
Commonwealth Edison Co., Series 122
2.950%08/15/2027	1,300,000	1,250,328
DTE Electric Co.
6.350%10/15/2032	1,255,000	1,330,499
Duke Energy Carolinas LLC
6.100%06/01/2037	1,400,000	1,460,383
Entergy Louisiana LLC
1.600%12/15/2030	1,940,000	1,607,831
Interstate Power and Light Co.
3.600%04/01/2029	1,620,000	1,542,567
National Rural Utilities Cooperative Finance Corp.
1.650%06/15/2031	1,965,000	1,606,976
Nevada Power Co., Series N
6.650%04/01/2036	1,330,000	1,432,649
NextEra Energy Capital Holdings, Inc.
3.500%04/01/2029	1,360,000	1,286,645
NiSource, Inc.
5.350%04/01/2034	1,605,000	1,594,846
PPL Electric Utilities Corp.
6.450%08/15/2037	987,000	1,070,055
Public Service Enterprise Group, Inc.
5.450%04/01/2034	1,575,000	1,568,365
Puget Energy, Inc.
4.100%06/15/2030	1,685,000	1,586,171
Southern Co.
4.250%07/01/2036	1,530,000	1,372,402
Southwest Gas Corp.
2.200%06/15/2030	1,850,000	1,597,647
Toledo Edison Co.
6.150%05/15/2037	1,350,000	1,430,338
Virginia Electric and Power Co.
5.000%01/15/2034	1,595,000	1,552,675
WEC Energy Group, Inc.
1.800%10/15/2030	1,910,000	1,607,244
Xcel Energy, Inc.
2.600%12/01/2029	1,770,000	1,581,277
		34,983,904

TOTAL UTILITIES		34,983,904

TOTAL CORPORATE BONDS
(Cost $113,961,562)		$111,569,271

	Principal	Value
	Amount	(Note 2)
FOREIGN CORPORATE BONDS (2.19%)
ENERGY (0.78%)
Exploration & Production (0.27%)
Canadian Natural Resources, Ltd.
6.450%06/30/2033	$1,470,000	$1,547,056

Pipeline (0.51%)
Enbridge, Inc.
5.700%03/08/2033	1,538,000	1,558,689
TransCanada PipeLines, Ltd.
7.250%08/15/2038	1,164,000	1,312,755
		2,871,444

TOTAL ENERGY		4,418,500

FINANCIALS (0.66%)
Diversified Banks (0.66%)
Bank of Nova Scotia
4.750%02/02/2026	1,225,000	1,227,987
Royal Bank of Canada, Series GMTN
4.650%01/27/2026	1,251,000	1,250,416
Toronto-Dominion Bank
1.200%06/03/2026	1,340,000	1,281,944

TOTAL FINANCIALS		3,760,347

HEALTH CARE (0.27%)
Pharmaceuticals (0.27%)
Pfizer Investment Enterprises Pte, Ltd.
4.450%05/19/2028	1,540,000	1,532,786

TOTAL HEALTH CARE		1,532,786

INDUSTRIALS (0.22%)
Railroad (0.22%)
Canadian Pacific Railway Co.
2.900%02/01/2025	1,250,000	1,250,000

TOTAL INDUSTRIALS		1,250,000

MATERIALS (0.26%)
Metals & Mining (0.26%)
BHP Billiton Finance USA, Ltd.
5.250%09/08/2033	1,490,000	1,494,880

TOTAL MATERIALS		1,494,880

TOTAL FOREIGN CORPORATE BONDS
(Cost $12,587,065)		$12,456,513

GOVERNMENT & AGENCY OBLIGATIONS (5.26%)
U.S. Treasury Bonds
2.000%08/15/2025	6,300,000	6,223,851
2.875%08/15/2028	290,000	276,746
4.250%11/15/2034	9,200,000	8,986,531

	Principal	Value
	Amount	(Note 2)
GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes
0.250%10/31/2025	$1,500,000	$1,456,535
3.000%07/15/2025	6,700,000	6,662,129
3.500%09/15/2025	5,450,000	5,423,585
3.875%01/15/2026	200,000	199,396
4.125%06/15/2026	670,000	669,280

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $29,840,494)		$29,898,053

			Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.91%)
MONEY MARKET FUND (0.91%)
First American Treasury Obligations Fund	4.306%(d)	5,185,341	5,185,341

TOTAL SHORT TERM INVESTMENTS
(Cost $5,185,341)			$5,185,341

TOTAL INVESTMENTS (99.78%)
(Cost $457,255,074)			$567,381,267

Other Assets In Excess Of Liabilities (0.22%)			1,260,348

NET ASSETS (100.00%)			$568,641,615

(a)	Non-Income Producing Security.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2025.
(c)	Floating or variable rate security. The reference rate is described below. The rate in effect as of January 31, 2025 is based on the reference rate plus the displayed spread as of the securities last reset date.
(d)	Represents the 7-day yield.

Common Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Libor Rates:

3M CME Term SOFR as of January 31, 2025 was 4.30%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

January 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and Foreign Corporate Bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

January 31, 2025 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

January 31, 2025 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$408,272,089	$–	$–	$408,272,089
Corporate Bonds(a)	–	111,569,271	–	111,569,271
Foreign Corporate Bonds(a)	–	12,456,513	–	12,456,513
Government & Agency Obligations	–	29,898,053	–	29,898,053
Short Term Investments	5,185,341	–	–	5,185,341
TOTAL	$413,457,430	$153,923,837	$–	$567,381,267

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments

For the nine months ended January 31, 2025, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.